Share-based Compensation - Schedule of Share-based compensation expense recognized in Consolidated Statement of Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 200	$ 64	$ 66
Income tax benefit related to share-based compensation expense	15	0	3
Deferred Bonus Plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	24	29	24
Performance Share Plan
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	65	35	42
Performance Share Units
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	2	0	0
Restricted Stock Units
Share-Based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Total share-based compensation expense	$ 109	$ 0	$ 0